Annual Total Returns - MassMutual Advantage Funds_Pro - Class I	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MassMutual Clinton Limited Term Municipal Fund
Prospectus [Line Items]
Annual Return [Percent]	4.04%
MassMutual Clinton Municipal Fund
Prospectus [Line Items]
Annual Return [Percent]	3.90%
MassMutual Clinton Municipal Credit Opportunities Fund
Prospectus [Line Items]
Annual Return [Percent]	2.58%
MML Barings Global Floating Rate Fund
Prospectus [Line Items]
Annual Return [Percent]	4.67%	8.25%	13.70%	(4.65%)	5.98%	3.36%	8.33%	0.16%	4.44%	11.61%
MML Barings Unconstrained Income Fund
Prospectus [Line Items]
Annual Return [Percent]	5.98%	8.81%	13.30%	(9.65%)	5.96%	3.44%	9.74%	(1.73%)	6.76%	14.87%